DEBT	12 Months Ended
Dec. 31, 2023
DEBT [abstract]
DEBT

14.   DEBT

The following table summarizes the changes in debt:

	Credit facility	Convertible debentures	Total
Balance at December 31, 2021	$117,082	$40,407	$157,489
Convertible debenture conversion	-	(60)	(60)
Drawdown	80,000	-	80,000
Transaction costs	(688)	-	(688)
Amortization of discount	626	1,808	2,434
Payments	(20,000)	-	(20,000)
Balance at December 31, 2022	177,020	42,155	219,175
Convertible debenture conversion	-	(225)	(225)
Drawdown	75,500	-	75,500
Amortization of discount	926	1,971	2,897
Payments	(90,500)	-	(90,500)
Balance at December 31, 2023	$162,946	$43,901	$206,847
Less: Current portion	–	(43,901)	(43,901)
Non-current portion	$162,946	$-	$162,946

(a)	Credit Facilities

On November 4, 2021, the Company entered into a fourth amended and restated credit agreement (the “Amended Credit Facility”) effective November 5, 2021, with a syndicate of banks led by BNP Paribas, and including The Bank of Nova Scotia, Bank of Montreal and Société Générale, which converted the Company’s prior non-revolving and revolving facilities with the Bank of Nova Scotia and BNP Paribas (the “Scotiabank Facility”) into a revolving term credit facility and increased the amount of the Amended Credit Facility from $120.0 million to $200.0 million, subject to the conditions described below. The Amended Credit Facility has a term of four years, maturing in November 2025, and steps down to $150.0 million after three years. Interest initially accrued on LIBOR loans under the Amended Credit Facility at LIBOR plus an applicable margin of between two and three percent per annum, which varied according to the consolidated leverage levels of the Company, as defined in the Amended Credit Facility.

Effective December 15, 2022, the Company executed a second amendment to the fourth Amended Credit Facility. The second amendment increased the amount of the Amended Credit Facility from $200.0 million to $250.0 million and increased the level of the step down of the Amended Credit Facility from $150.0 million to $175.0 million in November 2024. The amendment also introduced an uncommitted $50.0 million accordion option, exercisable from June 1, 2023, to October 2024. LIBOR loans under the Amended Credit Facility were converted to Term Benchmark loans, with the interest base rate on these loans converting from LIBOR to an Adjusted Term SOFR. The applicable loan margins on Term Benchmark loans increased by 25 basis points across all levels of the margin grid, and the commitment fee rate increased by 9 to 12 basis points across the margin grid. The counterparties, guarantors, covenants, step down date and maturity date of the Amended Credit Facility were unchanged.

The Company’s principal operating subsidiaries in Mexico, Peru, Côte d’Ivoire and Burkina Faso, and their respective direct and indirect holding companies, have guaranteed the obligations of the Company contemplated under the Amended Credit Facility. The Company has pledged all its assets to secure the payment of its obligations contemplated by the Amended Credit Facility. The Company’s principal operating subsidiaries in Mexico and Peru, as well as their direct and indirect holding companies, have pledged substantially all their respective assets to secure their respective guarantees of such payment, including the shares of the Company’s principal operating subsidiaries in Mexico and Peru. The Company’s principal operating subsidiary in Burkina Faso has pledged its bank accounts to secure the obligations under its guarantee of the obligations of the Company under the Amended Credit Facility and the holding companies of the Company’s principal operating subsidiaries in Burkina Faso and Côte d’Ivoire have pledged the shares of those principal operating subsidiaries to secure the payment of their obligations under their respective guarantees.

In December 2023, the Amended Credit Facility was further amended to include additional security to the lenders in the form of guarantees and share pledges from the Company’s subsidiaries which indirectly own the Diamba Sud project in Senegal, acquired pursuant to the acquisition of Chesser.

The Amended Credit Facility includes covenants customary for a facility of this nature, including, among other matters, reporting requirements, and positive, negative, and financial covenants set out therein. As at December 31, 2023, the Company was in compliance with all of the covenants under the Amended Credit Facility.

(b)	Convertible Debentures

On October 2 and 6, 2019, the Company completed a bought deal public offering of senior subordinated unsecured convertible debentures with an aggregate principal amount of $46.0 million (the “Debentures”).

The Debentures mature on October 31, 2024, and bear interest at a rate of 4.65% per annum, payable semi-annually in arrears on the last business day of April and October, commencing on April 30, 2020. For the year ended December 31, 2023, the Company paid $2.1 million in interest on the Debentures.

The Debentures are convertible at the holder’s option into common shares in the capital of the Company at a conversion price of $5.00 per share (the “Conversion Price”), representing a conversion rate of 200 Common Shares per $1 thousand principal amount of Debentures, subject to adjustment in certain circumstances.

On and after October 31, 2023, the Debentures may be redeemed in whole or in part from time to time at the Company’s option at a price equal to their principal amount plus accrued and unpaid interest regardless of the trading price of the Common Shares.

Subject to applicable securities laws and regulatory approval and provided that no event of default has occurred and is continuing, the Company may, at its option, elect to satisfy its obligation to pay the principal amount of the Debentures and accrued and unpaid interest on the redemption date and the maturity date, in whole or in part, through the issuance of Common Shares, by issuing and delivering that number of Common Shares, obtained by dividing the principal amount of the Debentures and all accrued and unpaid interest thereon by 95% of the current market price (as defined in the Debenture Indenture) on such redemption date or maturity date, as applicable.